Segment Reporting - Revenues by Geographical Segment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Total operating revenue	¥ 127,806	¥ 114,981	¥ 111,652
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member]
Disclosure of geographical areas [line items]
Total operating revenue	127,489	114,792	111,467
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Domestic [Member]
Disclosure of geographical areas [line items]
Total operating revenue	92,986	84,380	82,981
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | International [Member]
Disclosure of geographical areas [line items]
Total operating revenue	32,117	28,096	25,872
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Hong Kong, Macau and Taiwan [Member]
Disclosure of geographical areas [line items]
Total operating revenue	¥ 2,386	¥ 2,316	¥ 2,614